Borrowings and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about borrowings [abstract]
Summary of Detailed Information About Borrowings

	Interest rate %	Maturity	2019	2018
Bank borrowings – domestic (i)	113% of CDI (*)	March 2021	52,668	94,921

Related parties			52,668	94,921
Bank borrowings – domestic (ii)	111% of CDI (*)	July 2019	—	44,352
Financial institution (iii)	CDI (*) + 0,774%p,a	April 2023	329,410	330,336
Third parties			329,410	374,688

Total borrowings			382,078	469,609

Lease liabilities (Note 13.(d))			255,406	—

Total borrowings and lease liabilities			637,484	469,609

Current			116,450	114,489
Non-current			521,034	355,120

(*)	Brazilian Interbank Offering Rate (CDI)
(i) Loan agreement with Itaú Unibanco with maturity on March 8, 2021, payable in 36 monthly installments.
(ii) Loan agreement with Banco JP Morgan S.A., hired in connection with the acquisition of Rico, payable in seven quarterly installments. In July 2019, the loan was fully settled.
(iii) Loan agreement entered into on March 28, 2018 with the International Finance Corporation (IFC). The principal amount is due on the maturity date and accrued interests payable at every six months.